UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


           Report for the Calendar Year or Quarter End: March 31, 2003

     Check here if Amendment             [X]; Amendment Number: 1
This Amendment (Check only one.):        [X] is a restatement.
                                         [ ]adds new holdings.

                            P&S Capital Partners, LLC
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Name of Institutional Investment Manager


     527 Madison Avenue, 11th Floor       New York       New York          10022
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Business Address           (Street)        (City)         (State)          (Zip)


13F Filer Number: 28-06197
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:

Greg Pearson              Chief Financial Officer                 (212) 319-8220
--------------------------------------------------------------------------------
   (Name) (Title) (Phone)


Signature, Place and Date of Signing:

/s/ Greg Pearson
-------------------------------
527 Madison Avenue, 11th Floor
New York, New York  10022
6/11/2003


Report Type:

[X]   13F HOLDINGS REPORT.
[ ]   13F NOTICE.
[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE




Number of Other Included Managers:  1
                                  -----

List of Other Included Managers:  P&S Capital Management, LLC
                                -------------------------------

Form 13F Information Table Entry Total:   96
                                       --------

Form 13F Information Table Value Total:    120,519,000
                                       -------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                            P&S CAPITAL PARTNERS, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 3/31/03


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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Accredo Health Inc.                 CLA         00437V104    1664     68370            68370               68370
Advanced Medical Optics             COM         00763M108    4422    328750           328750              328750
Advanced Medical Optics             COM         00763M108    4119    306250           306250      1       306250
Aetna                               COM         00817Y108    1849     37500    CALL    37500               37500
Aetna                               COM         00817Y108    1849     37500    CALL    37500      1        37500
Airborne, Inc.                      COM         009269101    1765     90000            90000               90000
Airborne, Inc.                      COM         009269101    1569     80000            80000      1        80000
Altria Group Inc.                   COM         02209S103     899     30000            30000               30000
Altria Group Inc.                   COM         02209S103     599     20000            20000      1        20000
Aquila, Inc.                        COM         03840P102      62     30000            30000               30000
Aquila, Inc.                        COM         03840P102      42     20000            20000      1        20000
Asbury Automotive Group             COM         043436104     144     18000            18000      1        18000
Biotech Holdrs Tr            DEPOSTRY RCPTS     09067D201    1455     15600    PUT     15600               15600
Biotech Holdrs Tr            DEPOSTRY RCPTS     09067D201     970     10400    PUT     10400      1        10400
CSK Auto Corp.                      COM         125965103    3390    372500           372500              372500
CSK Auto Corp.                      COM         125965103    3617    397500           397500      1       397500
Compania Anonima Nacionl Tel      SP ADR D      204421101     674     75000            75000               75000
Compania Anonima Nacionl Tel      SP ADR D      204421101     898    100000           100000      1       100000
Dade Behring Stock                  COM         23342J206   13095    698400           698400              698400
Dade Behring Stock                  COM         23342J206   10905    581600           581600      1       581600
Dynegy, Inc.                        CL A        26816Q101     157     60000            60000               60000
Dynegy, Inc.                        CL A        26816Q101     144     55000            55000      1        55000
Edison International                COM         281020107    1232     90000            90000               90000
Edison International                COM         281020107    1109     81000            81000      1        81000
Electronics Boutique Holdings       COM         286045109     632     37620            37620               37620
Electronics Boutique Holdings       COM         286045109     421     25080            25080      1        25080
Enbridge Energy                     COM         29250N105     435     10920            10920               10920
Enbridge Energy                     COM         29250N105     290      7280             7280      1         7280
Enerplus                         UNIT TR G      29274D604     314     16380            16380               16380
Enerplus                         UNIT TR G      29274D604     209     10920            10920      1        10920
Enpro Industries, Inc.              COM         29355X107     345     86735            86735               86735
Enpro Industries, Inc.              COM         29355X107     481    120965           120965      1       120965
Enterasys Networks Inc.             COM         293637104    1667    901003           901003              901003
Enterasys Networks Inc.             COM         293637104    1581    854357           854357      1       854357
Fomento Economico Mexicano         SP ADR       344419106    1843     55400            55400               55400
Fomento Economico Mexicano         SP ADR       344419106    2199     66100            66100      1        66100
Foot Locker Inc.                    COM         344849104     482     45000            45000               45000
Foot Locker Inc.                    COM         344849104     428     40000            40000      1        40000
Ford Motor Company                  COM         345370860     188     25000    CALL    25000               25000
Ford Motor Company                  COM         345370860     188     25000    CALL    25000      1        25000
Gateway Inc.                        COM         367626108      97     41100            41100      1        41100
Gillette                            COM         375766102     928     30000    CALL    30000               30000
Gillette                            COM         375766102     851     27500    CALL    27500      1        27500
Grupo Televisa                     SP ADR       40049J206     377     15000            15000      1        15000
Halliburton Co.                     COM         406216101    1866     90000            90000               90000
Halliburton Co.                     COM         406216101    1762     85000            85000      1        85000
Hudson City Bancorp.                COM         443683107     226     25000            25000      1        25000
McDonald's Corp.                    COM         580135101     651     45000            45000               45000
McDonald's Corp.                    COM         580135101     868     60000            60000      1        60000
Mirant                              COM         604675108     528    330000           330000              330000
Mirant                              COM         604675108     424    265000           265000      1       265000
Nisource Inc.                       COM         65473P105    1286     70651            70651               70651
Ocean Energy, Inc.                  COM         67481E106     600     30000            30000               30000
Ocean Energy, Inc.                  COM         67481E106     800     40000            40000      1        40000
Office Depot                        COM         676220106    2129    180000           180000              180000
Office Depot                        COM         676220106    1420    120000           120000      1       120000
Officemax Inc.                      COM         67622M108     695    135000           135000              135000
Officemax Inc.                      COM         67622M108     644    125000           125000      1       125000
Overture Services, Inc.             COM         69039R100     273     18000            18000               18000
Overture Services, Inc.             COM         69039R100     182     12000            12000      1        12000
PG & E Corporation                  COM         69331C108    4172    310200           310200              310200
PG & E Corporation                  COM         69331C108    3306    245800           245800      1       245800
Pharmacia Corp.                     COM         71713U102    2468     57000            57000               57000
Pharmacia Corp.                     COM         71713U102    2295     53000            53000      1        53000
Plum Creek Timber Co Inc.           COM         729251108     598     27700            27700               27700
Polo Ralph Lauren Corp.             CLA         731572103    1436     62700            62700               62700
Polo Ralph Lauren Corp.             CLA         731572103     957     41800            41800      1        41800
Quintiles Transnational Corp.       COM         748767100     547     45000            45000               45000
Quintiles Transnational Corp.       COM         748767100     578     47514            47514      1        47514
Register Com Inc. Com               COM         75914G101     166     30000            30000               30000
Register Com Inc. Com               COM         75914G101     110     20000            20000      1        20000
Radvision Ltd.                      ORD         M81869105     237     37000            37000               37000
Radvision Ltd.                      ORD         M81869105     237     37000            37000      1        37000
Reliant Resources, Inc.             COM         75952B105     534    150000           150000              150000
Reliant Resources, Inc.             COM         75952B105     463    130000           130000      1       130000
Rite Aid Corp.                      COM         767754104     101     45000            45000               45000
Rite Aid Corp.                      COM         767754104      90     40000            40000      1        40000
Sierra Pacific                      COM         826428104     191     60000            60000               60000
Sierra Pacific                      COM         826428104     159     50000            50000      1        50000
Stage Stores, Inc.                  COM         85254C305     445     21000            21000               21000
Stage Stores, Inc.                  COM         85254C305     297     14000            14000      1        14000
Synavant Inc.                       COM         87157A105      96     60000            60000               60000
Synavant Inc.                       COM         87157A105      88     55000            55000      1        55000
TV Azteca                           ADR         901145102    1219    260520           260520              260520
TV Azteca                           ADR         901145102     813    173680           173680      1       173680
Texas Genco                         COM         882443104    3558    204600           204600              204600
Texas Genco                         COM         882443104    3589    206400           206400      1       206400
Too, Inc.                           COM         890333107     997     60000            60000               60000
Too, Inc.                           COM         890333107     914     55000            55000      1        55000
Vail Resorts, Inc.                  COM         91879Q109     636     57000            57000               57000
Vail Resorts, Inc.                  COM         91879Q109     439     39400            39400      1        39400
Vodafone Group                      ADR         92857W100     456     25000            25000      1        25000
Wetseal                             CLA         961840105     100     13750            13750               13750
Wetseal                             CLA         961840105      82     11250            11250      1        11250
Williams Companies, Inc.            COM         969457100    1786    390000           390000              390000
Williams Companies, Inc.            COM         969457100    1420    310000           310000      1       310000

